Risk and Capital Management - Maximum Exposure of Other Financial Assets by Type and Classification of Credit Risk (Detail) - BRL (R$)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	R$ 752,920,000,000	R$ 705,674,000,000
Estimated fair value [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	419,252,000,000	409,084,000,000
Estimated fair value [Member] | Other [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	5,000,000
Estimated fair value [Member] | Investment funds [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	4,326,000,000	3,513,000,000
Estimated fair value [Member] | Brazilian government securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	327,720,000,000	326,227,000,000
Estimated fair value [Member] | Other Shareholders [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets		297,325,000,000
Estimated fair value [Member] | Government securities - abroad [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	27,548,000,000	28,902,000,000
Estimated fair value [Member] | Government securities - abroad [member] | Argentina [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	1,129,000,000	1,466,000,000
Estimated fair value [Member] | Government securities - abroad [member] | United States [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	2,754,000,000	1,666,000,000
Estimated fair value [Member] | Government securities - abroad [member] | Mexico [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	2,378,000,000	564,000,000
Estimated fair value [Member] | Government securities - abroad [member] | Denmark [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets		1,951,000,000
Estimated fair value [Member] | Government securities - abroad [member] | Spain [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	2,411,000,000	2,937,000,000
Estimated fair value [Member] | Government securities - abroad [member] | Korea [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	1,385,000,000	1,944,000,000
Estimated fair value [Member] | Government securities - abroad [member] | Chile [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	8,211,000,000	9,761,000,000
Estimated fair value [Member] | Government securities - abroad [member] | Paraguay [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	1,530,000,000	1,807,000,000
Estimated fair value [Member] | Government securities - abroad [member] | Uruguay [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	652,000,000	828,000,000
Estimated fair value [Member] | Government securities - abroad [member] | Colombia [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	6,065,000,000	5,945,000,000
Estimated fair value [Member] | Government securities - abroad [member] | Other [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets		33,000,000
Estimated fair value [Member] | Government securities - abroad [member] | ITALY
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	115,000,000
Estimated fair value [Member] | Government securities - abroad [member] | France [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	891,000,000
Estimated fair value [Member] | Government securities - abroad [member] | Germany [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	22,000,000
Estimated fair value [Member] | Corporate securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	87,206,000,000	79,344,000,000
Estimated fair value [Member] | Brazilian external debt bonds [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	300,172,000,000
Rural product note [Member] | Estimated fair value [Member] | Corporate securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	4,003,000,000	2,739,000,000
Securitized real estate loans [Member] | Estimated fair value [Member] | Corporate securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	10,926,000,000	13,577,000,000
Bank deposit certificates [member] | Estimated fair value [Member] | Corporate securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	2,145,000,000	1,150,000,000
Debentures [member] | Estimated fair value [Member] | Corporate securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	30,950,000,000	23,758,000,000
Eurobonds and others [member] | Estimated fair value [Member] | Corporate securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	6,895,000,000	6,192,000,000
Financial bills [Member] | Estimated fair value [Member] | Corporate securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	19,724,000,000	21,230,000,000
Promissory notes [Member] | Estimated fair value [Member] | Corporate securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	1,490,000,000	3,614,000,000
Other [member] | Estimated fair value [Member] | Corporate securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	11,073,000,000	7,084,000,000
Stage 1 [Member] | Estimated fair value [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	413,976,000,000	404,862,000,000
Stage 1 [Member] | Estimated fair value [Member] | Other [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	5,000,000
Stage 1 [Member] | Estimated fair value [Member] | Investment funds [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	4,129,000,000	3,345,000,000
Stage 1 [Member] | Estimated fair value [Member] | Brazilian government securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	327,546,000,000	326,031,000,000
Stage 1 [Member] | Estimated fair value [Member] | Other Shareholders [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets		297,129,000,000
Stage 1 [Member] | Estimated fair value [Member] | Government securities - abroad [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	27,548,000,000	28,902,000,000
Stage 1 [Member] | Estimated fair value [Member] | Government securities - abroad [member] | Argentina [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	1,129,000,000	1,466,000,000
Stage 1 [Member] | Estimated fair value [Member] | Government securities - abroad [member] | United States [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	2,754,000,000	1,666,000,000
Stage 1 [Member] | Estimated fair value [Member] | Government securities - abroad [member] | Mexico [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	2,378,000,000	564,000,000
Stage 1 [Member] | Estimated fair value [Member] | Government securities - abroad [member] | Denmark [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets		1,951,000,000
Stage 1 [Member] | Estimated fair value [Member] | Government securities - abroad [member] | Spain [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	2,411,000,000	2,937,000,000
Stage 1 [Member] | Estimated fair value [Member] | Government securities - abroad [member] | Korea [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	1,385,000,000	1,944,000,000
Stage 1 [Member] | Estimated fair value [Member] | Government securities - abroad [member] | Chile [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	8,211,000,000	9,761,000,000
Stage 1 [Member] | Estimated fair value [Member] | Government securities - abroad [member] | Paraguay [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	1,530,000,000	1,807,000,000
Stage 1 [Member] | Estimated fair value [Member] | Government securities - abroad [member] | Uruguay [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	652,000,000	828,000,000
Stage 1 [Member] | Estimated fair value [Member] | Government securities - abroad [member] | Colombia [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	6,065,000,000	5,945,000,000
Stage 1 [Member] | Estimated fair value [Member] | Government securities - abroad [member] | Other [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets		33,000,000
Stage 1 [Member] | Estimated fair value [Member] | Government securities - abroad [member] | ITALY
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	115,000,000
Stage 1 [Member] | Estimated fair value [Member] | Government securities - abroad [member] | France [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	891,000,000
Stage 1 [Member] | Estimated fair value [Member] | Government securities - abroad [member] | Germany [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	22,000,000
Stage 1 [Member] | Estimated fair value [Member] | Corporate securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	82,301,000,000	75,486,000,000
Stage 1 [Member] | Estimated fair value [Member] | Brazilian external debt bonds [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	299,998,000,000
Stage 1 [Member] | At cost [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	412,507,000,000	403,176,000,000
Stage 1 [Member] | At cost [member] | Other [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	5,000,000
Stage 1 [Member] | At cost [member] | Investment funds [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	4,335,000,000	3,351,000,000
Stage 1 [Member] | At cost [member] | Brazilian government securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	325,734,000,000	324,585,000,000
Stage 1 [Member] | At cost [member] | Other Shareholders [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	36,000,000	295,671,000,000
Stage 1 [Member] | At cost [member] | Government securities - abroad [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	27,614,000,000	28,914,000,000
Stage 1 [Member] | At cost [member] | Government securities - abroad [member] | Argentina [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	1,121,000,000	1,446,000,000
Stage 1 [Member] | At cost [member] | Government securities - abroad [member] | United States [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	2,770,000,000	1,684,000,000
Stage 1 [Member] | At cost [member] | Government securities - abroad [member] | Mexico [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	2,378,000,000	564,000,000
Stage 1 [Member] | At cost [member] | Government securities - abroad [member] | Denmark [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets		1,951,000,000
Stage 1 [Member] | At cost [member] | Government securities - abroad [member] | Spain [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	2,411,000,000	2,937,000,000
Stage 1 [Member] | At cost [member] | Government securities - abroad [member] | Korea [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	1,385,000,000	1,944,000,000
Stage 1 [Member] | At cost [member] | Government securities - abroad [member] | Chile [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	8,204,000,000	9,765,000,000
Stage 1 [Member] | At cost [member] | Government securities - abroad [member] | Paraguay [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	1,602,000,000	1,922,000,000
Stage 1 [Member] | At cost [member] | Government securities - abroad [member] | Uruguay [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	656,000,000	824,000,000
Stage 1 [Member] | At cost [member] | Government securities - abroad [member] | Colombia [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	6,054,000,000	5,844,000,000
Stage 1 [Member] | At cost [member] | Government securities - abroad [member] | Other [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets		33,000,000
Stage 1 [Member] | At cost [member] | Government securities - abroad [member] | ITALY
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	115,000,000
Stage 1 [Member] | At cost [member] | Government securities - abroad [member] | France [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	891,000,000
Stage 1 [Member] | At cost [member] | Government securities - abroad [member] | Germany [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	22,000,000
Stage 1 [Member] | At cost [member] | Corporate securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	82,438,000,000	75,240,000,000
Stage 1 [Member] | At cost [member] | Brazilian external debt bonds [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	298,084,000,000
Stage 1 [Member] | Rural product note [Member] | Estimated fair value [Member] | Corporate securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	3,848,000,000	2,511,000,000
Stage 1 [Member] | Rural product note [Member] | At cost [member] | Corporate securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	3,855,000,000	2,518,000,000
Stage 1 [Member] | Securitized real estate loans [Member] | Estimated fair value [Member] | Corporate securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	10,436,000,000	12,501,000,000
Stage 1 [Member] | Securitized real estate loans [Member] | At cost [member] | Corporate securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	10,419,000,000	12,492,000,000
Stage 1 [Member] | Bank deposit certificates [member] | Estimated fair value [Member] | Corporate securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	2,145,000,000	1,150,000,000
Stage 1 [Member] | Bank deposit certificates [member] | At cost [member] | Corporate securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	2,145,000,000	1,150,000,000
Stage 1 [Member] | Debentures [member] | Estimated fair value [Member] | Corporate securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	27,068,000,000	21,569,000,000
Stage 1 [Member] | Debentures [member] | At cost [member] | Corporate securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	27,306,000,000	21,584,000,000
Stage 1 [Member] | Eurobonds and others [member] | Estimated fair value [Member] | Corporate securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	6,895,000,000	6,192,000,000
Stage 1 [Member] | Eurobonds and others [member] | At cost [member] | Corporate securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	6,950,000,000	6,195,000,000
Stage 1 [Member] | Financial bills [Member] | Estimated fair value [Member] | Corporate securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	19,724,000,000	21,230,000,000
Stage 1 [Member] | Financial bills [Member] | At cost [member] | Corporate securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	19,724,000,000	21,230,000,000
Stage 1 [Member] | Promissory notes [Member] | Estimated fair value [Member] | Corporate securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	1,463,000,000	3,596,000,000
Stage 1 [Member] | Promissory notes [Member] | At cost [member] | Corporate securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	1,465,000,000	3,597,000,000
Stage 1 [Member] | Other [member] | Estimated fair value [Member] | Corporate securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	10,722,000,000	6,737,000,000
Stage 1 [Member] | Other [member] | At cost [member] | Corporate securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	10,574,000,000	6,474,000,000
Stage 2 [Member] | Estimated fair value [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	3,111,000,000	1,305,000,000
Stage 2 [Member] | Estimated fair value [Member] | Brazilian government securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	174,000,000	196,000,000
Stage 2 [Member] | Estimated fair value [Member] | Other Shareholders [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets		196,000,000
Stage 2 [Member] | Estimated fair value [Member] | Corporate securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	2,937,000,000	1,109,000,000
Stage 2 [Member] | Estimated fair value [Member] | Brazilian external debt bonds [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	174,000,000
Stage 2 [Member] | At cost [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	4,140,000,000	1,771,000,000
Stage 2 [Member] | At cost [member] | Brazilian government securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	232,000,000	261,000,000
Stage 2 [Member] | At cost [member] | Other Shareholders [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets		261,000,000
Stage 2 [Member] | At cost [member] | Corporate securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	3,908,000,000	1,510,000,000
Stage 2 [Member] | At cost [member] | Brazilian external debt bonds [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	232,000,000
Stage 2 [Member] | Securitized real estate loans [Member] | Estimated fair value [Member] | Corporate securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	55,000,000	59,000,000
Stage 2 [Member] | Securitized real estate loans [Member] | At cost [member] | Corporate securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	55,000,000	64,000,000
Stage 2 [Member] | Debentures [member] | Estimated fair value [Member] | Corporate securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	2,557,000,000	969,000,000
Stage 2 [Member] | Debentures [member] | At cost [member] | Corporate securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	3,323,000,000	1,255,000,000
Stage 2 [Member] | Promissory notes [Member] | Estimated fair value [Member] | Corporate securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	15,000,000
Stage 2 [Member] | Promissory notes [Member] | At cost [member] | Corporate securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	15,000,000
Stage 2 [Member] | Other [member] | Estimated fair value [Member] | Corporate securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	310,000,000	81,000,000
Stage 2 [Member] | Other [member] | At cost [member] | Corporate securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	515,000,000	191,000,000
Stage 3 [Member] | Estimated fair value [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	2,165,000,000	2,917,000,000
Stage 3 [Member] | Estimated fair value [Member] | Investment funds [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	197,000,000	168,000,000
Stage 3 [Member] | Estimated fair value [Member] | Corporate securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	1,968,000,000	2,749,000,000
Stage 3 [Member] | At cost [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	5,875,000,000	8,641,000,000
Stage 3 [Member] | At cost [member] | Investment funds [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	918,000,000	784,000,000
Stage 3 [Member] | At cost [member] | Corporate securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	4,957,000,000	7,857,000,000
Stage 3 [Member] | Rural product note [Member] | Estimated fair value [Member] | Corporate securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	155,000,000	228,000,000
Stage 3 [Member] | Rural product note [Member] | At cost [member] | Corporate securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	326,000,000	381,000,000
Stage 3 [Member] | Securitized real estate loans [Member] | Estimated fair value [Member] | Corporate securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	435,000,000	1,017,000,000
Stage 3 [Member] | Securitized real estate loans [Member] | At cost [member] | Corporate securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	793,000,000	3,062,000,000
Stage 3 [Member] | Debentures [member] | Estimated fair value [Member] | Corporate securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	1,325,000,000	1,220,000,000
Stage 3 [Member] | Debentures [member] | At cost [member] | Corporate securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	3,563,000,000	3,892,000,000
Stage 3 [Member] | Promissory notes [Member] | Estimated fair value [Member] | Corporate securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	12,000,000	18,000,000
Stage 3 [Member] | Promissory notes [Member] | At cost [member] | Corporate securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	24,000,000	40,000,000
Stage 3 [Member] | Other [member] | Estimated fair value [Member] | Corporate securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	41,000,000	266,000,000
Stage 3 [Member] | Other [member] | At cost [member] | Corporate securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	R$ 251,000,000	R$ 482,000,000